Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stock-based compensation
13.	STOCK-BASED COMPENSATION

Stock Option Plan

In January 2016, the Company adopted the Latch, Inc. 2016 Stock Plan (the “Plan”) authorizing the grant of options up to 21,613. In May 2019, the Plan was modified and amended to authorize an aggregate of 24,413 shares. In January 2021, the Plan was modified and amended to authorize an aggregate of 25,413 shares. Stock options must be granted with an exercise price equal to the stock’s fair market value at the date of grant. Stock options generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement. As of March 31, 2021, the Plan had 845 shares available for grant.

A summary of the status of the employee and nonemployee stock options as of March 31, 2021, and changes during the year then ended is presented below (the number of options represents ordinary shares exercisable in respect thereof):

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at December 31, 2020	24,179	$0.57
Options forfeited	(179)	$1.21
Options expired	(8)	$0.91
Options exercised	(5,979)	$0.49
Options granted	878	$3.52

Balance at March 31, 2021	18,891	$0.73	$52,780

Exercisable at March 31, 2021	9,853	$0.49	$29,888

The weighted-average grant-date fair value of options granted during the three months ended March 31, 2021 was $1.60.

The Company records stock-based compensation expense on a straight-line basis over the vesting period. As of March 31, 2021, total compensation cost not yet recognized related to unvested stock options was $4,061, which is expected to be recognized over a weighted-average period of 2.4 years. Additionally, the Company records forfeitures as they occur.

Stock-based compensation expense was $14,493 and $356, net of capitalized costs of $20 and $10 included within internally developed software for the three months ended March 31, 2021 and 2020, respectively. All stock-based compensation expense is included in cost of hardware revenue, sales and marketing, general and administrative, and research and development on the Condensed Consolidated Statements of Operations and Comprehensive Loss.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

The assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2021 are as follows:

Expected term	6 years
Volatility	49.01% -49.29%
Risk-free interest rate	0.50% -0.63%
Dividend yield	0%

Since the Company’s stock is not publicly traded, the expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the stock options granted. As permitted under authoritative guidance, due to the limited amount of option exercises, the Company used the simplified method to compute the expected term for options granted to nonexecutive employees in the three months ended March 31, 2021. The same methodology was applied to executives for the three months ended March 31, 2021.

Secondary Purchase

On January 19, 2021, one of the Company’s existing equity holders acquired an additional 3,132 shares of the Company’s common stock from certain employees and nonemployee service providers at a price per share of $8.90. This price was determined based on the pre-money equity valuation ascribed to the Company by TSIA and the estimated conversion ratio at the time of the sales. The foregoing sales were consummated directly among the equity holders to satisfy the acquiring equity holder’s demand for additional shares of the Company’s common stock without increasing the size of the PIPE transaction and causing incremental dilution to investors in the combined company. The Company determined that the price per share paid by the equity holder for the shares purchased from employees of the Company was in excess of fair value. The Company recorded $13,833 in stock-based compensation expense related to the transaction allocated to general and administrative, sales and marketing, and research and development in the Condensed Consolidated Statements of Operations and Comprehensive Loss.

13.	STOCK-BASED COMPENSATION

Stock Option Plans

In January 2016, the Company adopted the Latch, Inc. 2016 Stock Plan (the “Plan”) pursuant to which the Board of Directors may grant nonstatutory stock options to purchase shares of the Company’s common stock to outside directors and consultants and either nonstatutory or incentive stock options to purchase shares of the Company’s common stock to employees. The Plan authorizes grants of options up to 21,613. In May 2019, the Plan was modified and amended to authorize an aggregate of 24,413 shares. Stock options must be granted with an exercise price equal to the stock’s fair market value at the date of grant. Stock options generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement. As of December 31, 2020, the Plan had 1,003 shares available for grant.

A summary of the status of the employee and nonemployee stock options as of December 31, 2020, and changes during the year then ended is presented below (the number of options represents ordinary shares exercisable in respect thereof):

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2019	21,448	$0.50
Options forfeited	(1,228)	$0.77
Options expired	(82)	$0.50
Options exercised	(694)	$0.35
Options granted	4,735	$0.91

Balance at December 31, 2020	24,179	$0.57	$8,244

Exercisable at December 31, 2020	14,559	$0.44	$6,913

The weighted-average grant-date fair value of options granted during the years ended December 31, 2020 and 2019 was $.42 and $.37, respectively.

The Company records stock-based compensation expense on a straight-line basis over the vesting period. As of December 31, 2020 and 2019, total compensation cost not yet recognized related to unvested stock options was $3,356 and $3,315, respectively, which is expected to be recognized over a weighted-average period of 2.49 and 2.82 years, respectively. Additionally, the Company records forfeitures as they occur.

Stock-based compensation expense was $1,525 and $3,534, net of capitalized costs of $35 and $133 included within internally developed software for the years ended December 31, 2020 and 2019, respectively. All stock-based compensation expense is included in cost of hardware revenue, sales and marketing, general and administrative, and research and development on the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2020 and 2019, are as follows:

	2020	2019
Expected term	6 years	6 years
Volatility	48.89% - 49.49%	47.60% - 48.84%
Risk-free interest rate	0.26% -0.67%	1.45% -2.62%
Dividend yield	0%	0%

Since the Company’s stock is not publicly traded, the expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the stock options granted. As permitted under authoritative guidance, due to the limited amount of option exercises, the Company used the simplified method to compute the expected term for options granted to nonexecutive employees in the years ended December 31, 2020 and 2019. The same methodology was applied to executives for the years ended December 31, 2020 and 2019.